Consolidated Balance Sheets - FY (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments:
Fixed maturity securities available-for-sale, amortized cost	$ 326,953	$ 247,148
Equity securities available-for-sale, cost	$ 12,184	$ 11,812
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	0
Common stock, shares issued (in shares)	0
Common stock, shares outstanding (in shares)	0
Class A Common Stock [Member]
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	15,000,000	15,000,000
Common stock, shares issued (in shares)	13,803,183	13,795,530
Common stock, shares outstanding (in shares)	13,803,183	13,795,530
Common stock, liquidation preference	$ 162,002	$ 144,454
Class B Common Stock [Member]
Stockholders' equity:
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	3,333,333	3,333,333
Common stock, shares issued (in shares)	1,513,592	1,287,696
Common stock, shares outstanding (in shares)	1,513,592	1,287,696